Feb. 12, 2024
MassMutual U.S. Government Money Market Fund
MassMutual U.S. Government Money Market Fund
MASSMUTUAL FUNDS
MassMutual U.S. Government Money Market Fund
(the “Fund”)
Supplement dated February 12, 2024, to the
Prospectus dated February 1, 2024
This supplement provides new and additional information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE